Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Equity-based Compensation Expense

The following table summarizes equity-based compensation expense included in our condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended March 31,
In thousands	2021	2020
Research and development	$1,797	$910
General and administrative	4,340	2,060

Total equity-based compensation expense included in total operating expense	$6,137	$2,970

The following table summarizes equity-based compensation expense by award type included in our condensed consolidated statements of operations and comprehensive loss:

	For the Three Months Ended March 31,
In thousands	2021	2020
Stock options	$6,038	$2,948
Restricted stock units	22	22
Employee stock purchase plan	77	—

Total equity-based compensation expense included in total operating expense	$6,137	$2,970

The following table summarizes equity-based compensation expense included in our consolidated statements of operations and comprehensive loss:

	For the periods ended December 31,
(In thousands)	2020	2019
Research and development	$3,239	$2,602
General and administrative	7,282	5,709

Total equity-based compensation expense included in total operating expense	$10,521	$8,311

Summary of Assumptions Used to Determine Fair Value of Stock Options Granted to Employees and Directors

The weighted-average assumptions that we used to determine the fair value of stock options granted to employees and directors are summarized as follows:

	For the Three Months Ended March 31,
	2021	2020
Risk free interest rate	0.65%	1.56%
Expected term (in years)	6.07	6.01
Expected volatility	95.0%	105.0%
Expected dividend yield	0.0%	0.0%
Weighted-average grant date fair value	$9.81	$2.54

The assumptions that we used to determine the fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	For the periods ended December 31,
	2020	2019
Risk free interest rate	0.76%	2.10%
Expected term (in years)	6.13	6.23
Expected volatility	99.1%	81.1%
Expected dividend yield	0.0%	0.0%

Summary of Stock Options Activity

The following table summarizes our stock option activity for the three months ended March 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	12,464,668	$6.37	8.57	$127,301
Granted	4,423,523	$12.87
Exercised	(186,892)	$3.97
Forfeited	(617,107)	$7.02

Outstanding at March 31, 2021	16,084,192	$8.14	8.48	$90,771

Options exercisable as of March 31, 2021	4,805,971	$5.36	7.59	$40,249

The following table summarizes our stock option activity as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	14,261,340	$5.20	9.49	$23,768
Granted	3,370,353	9.92
Exercised	—	—
Forfeited	(236,057)	6.80
Canceled due to achievement of performance condition	(4,930,968)	5.40

Outstanding at December 31, 2020	12,464,668	$6.37	8.57	$127,301

Options exercisable as of December 31, 2020	4,250,006	$5.20	8.18	$48,377

Summary of Restricted Stock Activity

The following table summarizes our restricted stock activity as follows:

	Restricted Stock Units
	Number of Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2019	114,160	$2.00
Granted	—	—
Vested	(42,810)	1.97
Forfeited	—	—

Non-vested at December 31, 2020	71,350	$2.02